Significant Accounting Policies (Details) - Schedule of fair value of private warrants - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of fair value of private warrants [Abstract]
Stock price (in Dollars per share)	$ 11.18	$ 11.41
Exercise price (in Dollars per share)	$ 11.50	$ 11.50	$ 11.50
Risk-free interest rate	0.91%	0.40%	1.71%
Expected term (in years)	5 years 3 months	5 years 3 months	5 years 3 months
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	40.86%	41.59%	37.70%
Merger probability adjustment	65.00%	75.00%